Leases - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases not yet commenced	$ 24,000
Maximum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract		10 years
Minimum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	1 year